SHARE-BASED COMPENSATION Restricted Stock Awards Narrative (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2015 Tranche $ / shares shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Granted		591,015	279,123	258,250
Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Granted		491,015
Board members | Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Granted		48,000	21,000
Strategic new hires | Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Granted		60,750	77,205
Existing employees | Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Granted		37,850	27,338
Existing employees | Long-term incentive plan | Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Granted		344,415	153,580
Founding employees | Three years | Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock awards, vesting period		3 years	3 years
Chief Executive Officer | Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Granted	100,000
Chief Executive Officer | October 1, 2016 | Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Granted	50,000
Chief Executive Officer | October 1, 2018 | Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Granted	25,000
Chief Executive Officer | October 1, 2019 | Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Granted	25,000
Chief Executive Officer | Long-term incentive plan | Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number or Tranches | Tranche	4
Options granted in the period	400,000
Fair value assumptions, risk free interest rate	1.67%
Fair value assumptions, expected term	4 years 8 months 12 days
Fair value assumptions, expected volatility rate	59.80%
Fair value assumptions, expected dividend rate	0.00%
Weighted average grant date fair value | $ / shares	$ 2.96